Recurring Fair Value Measurements (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy of the valuation inputs
	September 30,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Money Market Funds held in Trust Account	$130,165,886	$130,165,886	—	—

Liabilities:
Public Warrants: Liabilities	1,138,500	1,138,500	—	—
Private Placement Warrants: Liabilities	555,797	—	—	555,797
	$1,694,297	$1,138,500	$—	$555,797

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Money Market Funds held in Trust Account	$128,400,078	$128,400,078	—	—

Liabilities:
Public Warrants: Liabilities	$5,313,000	$5,313,000	$—	$—
Private Placement Warrants: Liabilities	2,566,959	—	—	2,566,959
	$7,879,959	$5,313,000	$—	$2,566,959

Fair Value at January 1, 2021	$—
Initial fair value of public and private warrants	15,085,335
Transfer of public warrants to Level 1	(10,141,998)
Change in fair value	(2,376,378)

Fair Value at December 31, 2021	$2,566,959

Schedule of changes to Level 3 liabilities
Fair Value at January 1, 2021	$—
Initial fair value of public and private warrants	15,085,335
Transfer of public warrants to Level 1	(10,141,998)
Change in fair value	(2,376,378)
Fair Value at December 31, 2021	2,566,959
Change in fair value	(1,417,244)
Fair Value at March 31, 2022	1,149,715
Change in fair value	(692,454)
Fair Value at June 30, 2022	457,261
Change in fair value	98,536
Fair Value at September 30, 2022	$555,797

Schedule of modified black scholes simulation
	(Initial Measurement) August 30, 2021	December 31, 2021	September 30, 2022
Risk-free interest rate	0.97%	1.31%	4.04%
Expected term remaining (years)	5.91	5.49	5.34
Expected volatility	17.00%	7.70%	9.10%
Stock price	$9.197	$9.98	$10.14

	(Initial Measurement) August 30, 2021	December 31, 2021
Risk-free interest rate	0.97%	1.31%
Expected term remaining (years)	5.91	5.49
Expected volatility	17.0%	7.7%
Stock price	$9.197	$9.98

Schedule of primary assumptions used for the valuation of the conversion feature within the working capital loans
	March 1,	March 23,
Warrant Valuation Terms	2022	2022
Risk-free interest rate	1.58%	2.34%
Term	5.40	5.34
Expected volatility	5.90%	2.80%
Stock Price	$10.01	$10.02

Compound Option Terms
Strike price-debt conversion	$1.00	$1.00
Strike–price - warrants	$11.50	$11.50
Term - debt conversion	0.40	0.34
Term - warrant conversion	5.40	5.34

Probability of transaction	80%	80%

Probability of transaction - Target Date 5/30/2022	40%	40%

Probability of transaction - Target Date 8/30/2022	60%	60%

September 30,
Warrant Valuation Terms	2022
Risk-free interest rate	4.06%
Term	5.34
Expected volatility	9.10%
Stock Price	$10.14

Compound Option Terms
Strike price-debt conversion	$1.00
Strike–price - warrants	$11.50
Term - debt conversion	0.34
Term - warrant conversion	5.34

Probability of transaction - Target Date 11/30/2022	30%

Probability of transaction - Target Date 2/28/2023	70%

Schedule of changes in the fair value of the Level 3 conversion option
Working
Capital
Loans- Conversion Feature
Fair value at issuance dates of March 1, 2022 and March 23, 2022	$—
Change in valuation inputs or other assumptions	1,098
Fair value as of June 30, 2022	1,098
Change in valuation inputs or other assumptions	(1,098)
Fair value as of September 30, 2022	$ ---

Schedule of fair value assets and liabilities
	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)

Assets:
Money Market Funds held in Trust Account	$128,400,078	$128,400,078	—	—
	$128,400,078	$128,400,078	$—	$—
Liabilities:
Public Warrants: Liabilities	$5,313,000	$5,313,000	$—	$—
Private Placement Warrants: Liabilities	2,566,959	—	—	2,566,959
	$7,879,959	$5,313,000	$—	$2,566,959